Investments in Associates and Joint Ventures - Roll forward (Details) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		$ 10,546,728	$ 14,110,752
Share of profit (loss) of associates and joint ventures accounted for using equity method		581,023	532,933	$ 1,913,273
Foreign currency translation adjustments		(337,742)	(71,650)
Other		(146,319)	(6,541)
At December 31	$ 9,068,462	9,068,462	10,546,728	$ 14,110,752
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		568,327
Long-term loans granted to GTAC, net		172,223	58,243
Payment of principal and interest		(200,895)	(251,834)
At December 31	567,165	567,165	568,327
The Second Screen Company Latam, S.L. ("The Second Screen")
Disclosure of Associate and Joint Ventures [Line Items]
Disposition			(51,413)
Imagina
Disclosure of Associate and Joint Ventures [Line Items]
Disposition			(3,773,762)
OCEN and subsidiaries
Disclosure of Associate and Joint Ventures [Line Items]
At January 1		1,385,622
Dividends from OCEN	$ (350,000)	(772,400)
Capital stock reduction		(80,186)
Reclassification of OCEN investment to current assets held for sale		$ (693,970)
At December 31			$ 1,385,622